Average Annual Total Returns (Vanguard Balanced Index Fund Institutional)	Vanguard Balanced Index Fund Vanguard Balanced Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Balanced Index Fund Vanguard Balanced Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Balanced Index Fund Vanguard Balanced Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Balanced Composite Index Vanguard Balanced Index Fund Vanguard Balanced Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	CRSP US Total Market Index Vanguard Balanced Index Fund Vanguard Balanced Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	MSCI US Broad Market Index Vanguard Balanced Index Fund Vanguard Balanced Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Spliced Barclays U.S. Aggregate Float Adjusted Index Vanguard Balanced Index Fund Vanguard Balanced Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Spliced Total Stock Market Index Vanguard Balanced Index Fund Vanguard Balanced Index Fund - Institutional Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.00%	9.29%	5.86%	10.06%	12.58%	12.66%	5.85%	12.58%
Five Years	11.36%	10.68%	8.85%	11.54%	none	15.75%	4.48%	15.72%
Ten Years	7.10%	6.32%	5.45%	7.16%	none	8.15%	4.72%	8.11%